UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Fairpointe Capital
Address: 1 North Franklin
         Suite 3300
         Chicago, IL 60606
13F File Number:  28-14514
The institutional investment manager filing this report
and the person by whom it is
signed hereby represent that the person signing the
report is authorized to submit it, "that all information
contained herein is true, correct" and complete, and that
it is understood that all required items, statements,
schedules, lists, and tables, are
considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Tony Smith
Title:    Head Trader
Phone:    312-477-3300
Signature, Place, and Date of Signing:
    Name of Filer   Chicago, Illinois 60606   NOVEMBER 1, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE
 SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        1
Form 13F Information Table Entry Total:   1
"Form 13F Information Table Value Total:   $2,962,400,000
List of Other Included Managers:
No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Akamai Technologies            COM              00971t101    96199  4839007 SH       Sole                  4703805            135202
BP PLC                         COM              055622104      117     3234 SH       Sole                     3234
Belo                           COM              080555105    40051  8190426 SH       Sole                  7942824            247602
BorgWarner                     COM              099724106    66341  1096010 SH       Sole                  1058867             37143
Boston Scientific              COM              101137107   143130 24218268 SH       Sole                 23575332            642936
Briston Myers Squibb           COM              110122108      279     8900 SH       Sole                     8900
Bunge Ltd.                     COM              G16962105    52618   902691 SH       Sole                   870674             32017
CA Inc                         COM              12673P105    50556  2604633 SH       Sole                  2529790             74843
CGG-Veritas                    COM              204386106    33625  1908316 SH       Sole                  1838430             69886
Carnival Corp                  COM              143658300      162     5350 SH       Sole                     5350
Cenovus Energy                 COM              15135u109      193     6300 SH       Sole                     6300
Charles River Lab Intl         COM              159864107    76457  2671446 SH       Sole                  2596359             75087
Chesapeake Energy              COM                              64     2500 SH       Sole                     2500
Chicago Bridge & Iron          COM              167250109    73557  2569223 SH       Sole                  2490736             78487
Cincinnati Financial           COM              172062101    74601  2833312 SH       Sole                  2746577             86735
Comcast                        COM              20030n101      100     4800 SH       Sole                     4800
Con-Way                        COM              205944101    55944  2527987 SH       Sole                  2464698             63289
Conagra Foods                  COM              205887102       17      700 SH       Sole                      700
Covidien PLC                   COM              g2554f113        9      200 SH       Sole                      200
Crown Holdings                 COM                             110     3583 SH       Sole                     3583
Denbury Resources              COM              247916208    26928  2341602 SH       Sole                  2258322             83280
Diageo                         COM              25243q205      296     3900 SH       Sole                     3900
DirecTV                        COM              25490a101       52     1240 SH       Sole                     1240
Discovery Communications       COM              25470f302      211     5995 SH       Sole                     5995
EMC Corp                       COM                              21     1000 SH       Sole                     1000
Eaton Vance                    COM              278265103    69615  3125943 SH       Sole                  3043730             82213
Encana Corp                    COM              292505104       19     1000 SH       Sole                     1000
Exxon Mobil Corp               COM              30231g102       30      419 SH       Sole                      419
FMC Corporation                COM              302491303    57359   829365 SH       Sole                   795022             34343
FMC Technologies               COM              30249u101    76358  2030792 SH       Sole                  1969971             60821
FactSet Research Systems       COM              303075105    32051   360248 SH       Sole                   346530             13718
Forest Labs                    COM              345838106    84733  2751977 SH       Sole                  2662143             89834
Fortune Brands                 COM              349631101       11      200 SH       Sole                      200
Gannett Company                COM              364730101    84214  8836683 SH       Sole                  8627133            209550
H&R Block                      COM              093671105   142078 10674532 SH       Sole                 10416691            257841
Harris Corporation             COM              413875105    64462  1886499 SH       Sole                  1827554             58945
Home Depot                     COM              437076102       95     2900 SH       Sole                     2900
IBM                            COM              459200101      359     2053 SH       Sole                     2053
ITT Corporation                COM                              59     1409 SH       Sole                     1409
Illinois Tool Works            COM              452308109       87     2100 SH       Sole                     2100
Intel                          COM              458140100       81     3800 SH       Sole                     3800
Interpublic Group              COM              460690100    72500 10069427 SH       Sole                  9819811            249616
Itron Inc.                     COM              465741106    77733  2635019 SH       Sole                  2572330             62689
JP Morgan Chase                COM              46625h100      193     6399 SH       Sole                     6399
Jabil Circuit                  COM              466313103    67178  3776181 SH       Sole                  3651648            124533
Lexmark                        COM              529771107    90902  3362994 SH       Sole                  3270822             92172
Liberty Interactive            COM              53071m104      149    10100 SH       Sole                    10100
Lincare                        COM              532791100    42983  1910341 SH       Sole                  1862388             47953
Manpower                       COM              56418h100    45426  1351168 SH       Sole                  1304085             47083
Markel                         COM              570535104       46      128 SH       Sole                      128
Mattel                         COM              577081102    70350  2717246 SH       Sole                  2624503             92743
McDonalds                      COM              580135101      127     1450 SH       Sole                     1450
McGraw-Hill                    COM              580645109   111240  2713174 SH       Sole                  2621298             91876
Mentor Graphics                COM              587200106    25811  2683033 SH       Sole                  2602451             80582
Molex                          COM              608554101    54864  2693379 SH       Sole                  2548015            145364
Molex Cl A                     COM              608554200    37314  2210560 SH       Sole                  2210335               225
Molson Coors Brewing           COM              60871r209    81126  2048115 SH       Sole                  1990561             57554
NetLogic Microsystems          COM                               2       32 SH       Sole                                         32
New York Times                 COM              650111107    92276 15882264 SH       Sole                 15532944            349320
Northern Trust Corp            COM              665859104    46024  1315733 SH       Sole                  1286909             28824
Nuance Communications          COM              67020y100    97479  4792472 SH       Sole                  4633215            159257
Pearson PLC                    COM              705015105    31067  1774227 SH       Sole                  1716191             58036
Pepsico                        COM              713448108      155     2500 SH       Sole                     2500
Perkin Elmer                   COM              714046109    29137  1516748 SH       Sole                  1453717             63031
PetSmart                       COM              716768106       30      700 SH       Sole                      700
Range Res                      COM              75281a109       35      600 SH       Sole                      600
Republic Svcs                  COM              760759100       51     1800 SH       Sole                     1800
Sara Lee                       COM              803111103       75     4600 SH       Sole                     4600
Scholastic                     COM              807066105    43558  1553994 SH       Sole                  1511411             42583
Sigma-Aldrich                  COM              826552101    79743  1290554 SH       Sole                  1247284             43270
Southwest Airlines             COM              844741108    75845  9433435 SH       Sole                  9179686            253749
Statoil ASA                    COM                              43     2000 SH       Sole                     2000
TE Connectivity                COM              h84989104       10      350 SH       Sole                      350
Telus Corporation              COM              87971m202      254     5500 SH       Sole                     5500
Texas Instruments              COM              882508104       48     1800 SH       Sole                     1800
Time Warner                    COM              887317303        5      166 SH       Sole                      166
URS Corporation                COM              903236107    19015   641091 SH       Sole                   599549             41542
Unilever                       COM                              16      500 SH       Sole                      500
Unilever PLC                   COM              904767704      193     6200 SH       Sole                     6200
Unisys Corporation             COM              909214306    68357  4356735 SH       Sole                  4246502            110233
VCA Antech                     COM              918194101      198    12400 SH       Sole                    12400
Varian Medical Systems         COM              92220p105    59787  1146228 SH       Sole                  1109627             36601
Viacom Inc CL B                COM              92553p201       93     2400 SH       Sole                     2400
WalMart                        COM              931142103       57     1100 SH       Sole                     1100
Walgreen                       COM              931422109       62     1900 SH       Sole                     1900
Werner Enterprises             COM              950755108    74297  3566841 SH       Sole                  3458963            107878
Zebra Technologies             COM              989207105    62576  2022506 SH       Sole                  1953255             69251
Royal Bank of Scotland Series  PFD              780097879       10      600 SH       Sole                      600
Aston/Fairpointe MidCap Fund                    00078H315      221     8686 SH       Sole                     7873               813
Oakmark Equity & Income Fund                    413838400      135     5284 SH       Sole                     3158              2126
Oakmark Fund                                    413838103      171     4524 SH       Sole                     4524
Oakmark Global Fund                             413838830      181     9601 SH       Sole                     9601